Convertible loans (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
Schedule of Derivative Option and Convertible Loan
The following table summarizes the changes in fair value income (expense) and profit or loss activity of the embedded conversion option derivatives during the three and nine months ended September 30, 2022 and 2021:

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2022	2021	2022	2021
Deerfield First Tranche (1)	(2,822)	(3,913)	15,556	16,867
Deerfield Second Tranche - prior to FDA approval(2)	—	—	—	3,454
Deerfield Second Tranche - after FDA approval (1)	(1,838)	(3,030)	10,094	(4,042)
Total	(4,660)	(6,943)	25,650	16,279

(1) The fair value expense recognized during the three and nine months ended September 30, 2022 represents the change in fair value up until the point of exchange on August 15, 2022.

(2) In addition to the changes in fair value, the Company recorded a gain of KUSD 1,816 during the nine months ended September 30, 2021 with the receipt of the USD 50 million subsequent disbursement, the establishment of the embedded derivative and residual loan associated with the subsequent disbursement and elimination of the derivative immediately prior to FDA approval of ZYNLONTA.

Schedule of key inputs used for valuation	The warrant obligation has been recorded at an initial fair value of USD 4.0 million on August 15, 2022 and is remeasured to fair value on a quarterly basis. Key inputs for the valuation of the warrant obligation as of August 15, 2022 were as follows:

As of
August 15, 2022
Exercise price in USD	8.30
Share price in USD	10.33
Risk-free interest rate	2.9%
Expected volatility	87%
Expected term (months)	60 months
Dividend yield	—
Black-Scholes value in USD	7.51
The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of September 30, 2022 were as follows:

As of
September 30, 2022
Exercise price in USD	8.30
Share price in USD	4.82
Risk-free interest rate	4.2%
Expected volatility	80%
Expected term (months)	58.5 months
Dividend yield	—
Black-Scholes value in USD	2.68
Key inputs for the valuations as of August 15, 2022 and December 31, 2021 were as follows:
Deerfield First Tranche

	As of
	August 15, 2022	December 31, 2021
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD	67.93	67.93
Share price in USD	10.33	20.20
Risk-free interest rate	3.2%	1.0%
Expected volatility	85%	77%
Expected term (months)	32.5 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	12.0%	8.8%

Deerfield Second Tranche

	As of
	August 15, 2022	December 31, 2021
Exercise price in USD	28.07	28.07
Forced conversion price, in USD	77.19	77.19
Share price in USD	10.33	20.20
Risk-free interest rate	3.2%	1.0%
Expected volatility	85%	77%
Expected term (months)	32.5 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	12.0%	8.8%

Schedule of borrowings
Transaction costs have been allocated to the above two components. Transaction costs associated to the warrant obligation have been charged directly to the unaudited condensed consolidated interim statement of operations, while transaction costs associated to the residual loan have been deducted from the loan. See further illustration in table below:

in KUSD	Warrant obligation	Residual loan	Total
Loan Principal	3,957	116,043	120,000
Transaction costs	(245)	(7,187)	(7,432)
Carrying value of loan at issuance		108,856
The following table summarizes the interest expense recorded on the convertible loan for the three and nine months ended September 30, 2022 and 2021:

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2022	2021	2022	2021
Deerfield First Tranche	1,132	2,142	5,664	6,184
Deerfield Second Tranche	404	819	2,020	1,209
Total	1,536	2,961	7,684	7,393
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	5,656
Plus: interest expense	17,356
Less: cumulative catch-up adjustment, Financial income (expense), net	16,033
September 30, 2022	221,144

January 1, 2021	—
Proceeds from the sale of future royalties	225,000
Less: transaction costs	6,998
Less: royalty payments	213
Plus: interest expense	6,752
Plus: cumulative catch-up adjustment, Financial expense	936
December 31, 2021	225,477